Share-Based Compensation Plans	12 Months Ended
Mar. 31, 2019
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Share-Based Compensation Plans

29. Share-Based Compensation Plans

The Company offers equity based and cash based option plans to its employees, officers and directors through the Company’s stock option plan introduced in 2016, Cairn India’s stock option plan now administered by the Company pursuant to merger with the Company and Vedanta Resources Limited (earlier known as Vedanta Resources Plc) plans [Vedanta Resources Long-Term Incentive Plan (“LTIP”), Employee Share Ownership Plan (“ESOP”), Performance Share Plan (“PSP”) and Deferred Share Bonus Plan (“DSBP”)] collectively referred as ‘VRL ESOP’ scheme.

The Vedanta Limited Employee Stock Option Scheme (ESOS) 2016

The Company introduced an Employee Stock Option Scheme 2016 (“ESOS”), which was approved by the Vedanta Limited shareholders to provide equity settled incentive to all employees of the Company including subsidiary companies. The ESOS scheme includes tenure based, business performance (EBIDTA) based and market performance based stock options. The maximum value of options that can be awarded to members of the wider management group is calculated by reference to the grade average cost-to-company (“CTC”) and individual grade of the employee. The performance conditions attached to the option is measured by comparing Company’s performance in terms of Total Shareholder Return (“TSR”) over the performance period with the performance of two group of comparator companies (i.e. Indian and global comparator companies) defined in the scheme. The extent to which an option vests will depend on the Company’s TSR rank against a group or groups of peer companies at the end of the performance period and as moderated by the Remuneration Committee. Dependent on the level of employee, part of these options will be subject to a continued service condition only with the remainder measured in terms of TSR.

The exercise price of the options is ₹ 1 per share and the performance period is three years, with no re-testing being allowed.

The details of share options for the year ended March 31, 2018 is presented below:

Year of Grant	Execise Period	Options outstanding April 1, 2017	Options granted during the year	Options lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2018
2017	December 15, 2019-June 14, 2020	7,803,400	—	704,798	—	—	7,098,602
2018	September 1, 2020-February 28, 2021	—	10,048,650	431,310	—	—	9,617,340
2018	October 16, 2020-April 15, 2021	—	11,570	—	—	—	11,570
2018	November 1, 2020-April 30, 2021	—	28,740	—	—	—	28,740

		7,803,400	10,088,960	1,136,108	—	—	16,756,252

The details of share options for the year ended March 31, 2019 is presented below:

Year of Grant	Execise Period	Options outstanding April 1, 2018	Options granted during the year	Options lapsed during the year	Options lapsed during the year owing to performance conditions	Options exercised during the year	Options outstanding March 31, 2019
2017	December 15, 2019-June 14, 2020	7,098,602	—	590,376	—	—	6,508,226
2018	September 1, 2020-February 28, 2021	9,617,340	—	848,381	494,566	—	8,274,393
2018	October 16, 2020-April 15, 2021	11,570	—	—	444	—	11,126
2018	November 1, 2020-April 30, 2021	28,740	—	—	1,102	—	27,638
2019	November 1, 2021-April 30, 2022	—	13,793,980	227,780	—	—	13,566,200
2019	November 1, 2021-April 30, 2022 (Cash settled)	—	1,076,120	28,460	—	—	1,047,660

		16,756,252	14,870,100	1,694,997	496,112	—	29,435,243

The fair value of all options has been determined at the date of grant of the option allowing for the effect of any market-based performance conditions. This fair value, adjusted by the Group’s estimate of the number of options that will eventually vest as a result of non-market conditions, is expensed over the vesting period. The weighted average remaining contractual life for the options outstanding as at March 31, 2018 and March 31, 2019 is 32 months and 28 months respectively and no options were exercisable both as at March 31, 2018 and March 31, 2019.

The fair values were calculated using the Black-Scholes Model for tenure based and EBIDTA based options and Monte Carlo simulation model for TSR based options. The inputs to the model include the share price at date of grant, exercise price, expected volatility, expected dividends, expected term and the risk free rate of interest. Expected volatility has been calculated using historical return indices over the period to date of grant that is commensurate with the performance period of the option. The volatilities of the industry peers have been modelled based on historical movements in the indices over the period to date of grant which is also commensurate with the performance period for the option. The history of return indices is used to determine the volatility and correlation of share prices for the comparator companies and is needed for the Monte Carlo model to estimate their future TSR performance relative to the Company’s TSR performance. All options are assumed to be exercised immediately after vesting, as the exercise period is 6 months.

The assumptions used in the calculations of the charge in respect of the ESOS options granted during the year ended March 31, 2018 and March 31, 2019 are set out below:

Particulars	Year ended March 31, 2018	Year ended March 31, 2019

	ESOS September, October & November 2017	ESOS November 2018
Number of Options	10,088,960	1,076,120 (cash settled) / 13,793,980 (equity settled)
Exercise Price	₹ 1	₹ 1
Share Price at the date of grant	₹ 308.90	₹ 195.00
Contractual Life	3 years	3 years
Expected Volatility	48%	44.3%
Expected option life	3 years	3 years
Expected dividends	3.70%	6.50%
Risk free interest rate	6.50%	7.70%
Expected annual forfeitures	10% p.a.	10% p.a.
Fair value per option granted (Tenure & EBIDTA based/Performance based)	₹ 275.3/₹ 161.1	₹ 159.9/₹ 96.3

The Company recognized total expense of ₹ 66 million, ₹ 468 million and ₹ 822 million ($ 12 million) related to equity settled share-based payment transactions for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 respectively. During the current year, the Company also introduced cash settled share-based plan. The total expense recognised on account of cash settled share based plan during the year ended March 31, 2019 is ₹ 8 million ($ 0 million). The carrying value of cash settled share based compensation liability as at March 31, 2019 is ₹ 8 million ($ 0 million).

Employee stock option plans of erstwhile Cairn India Limited:

The Company has provided CIESOP share based payment scheme to its employees.

CIESOP plan

There are no specific vesting conditions under CIESOP plan other than completion of the minimum service period of 3 years from the date of grant. Phantom options are exercisable proportionate to the period of service rendered by the employee subject to completion of one year. The exercise period is 7 years from the vesting date.

Details of employees stock option plans is presented below

CIESOP Plan	Year ended March 31, 2018		Year ended March 31, 2019
	Number of options	Weighted average exercise price in ₹	Number of options	Weighted average exercise price in ₹
Outstanding at the beginning of the year	8,962,666	264.3	7,130,625	275.5
Granted during the year	Nil	NA	Nil	NA
Expired during the year	Nil	NA	(90,896)	187.0
Exercised during the year	(1,592,759)	213.8	(235,169)	189.0
Forfeited / cancelled during the year	(239,282)	268.2	(327,501)	287.2

Outstanding at the end of the year	7,130,625	275.5	6,477,059	279.2

Exercisable at the end of the year	7,130,625	275.5	6,477,059	279.2

Weighted average share price at the date of exercise of stock options is ₹ 324.6 and ₹ 232.7 ($ 3) for the year ended March 31, 2018 and March 31, 2019 respectively.

Scheme	Range of exercise price in ₹	Weighted average remaining contractual life of options (in years)	Weighted average exercise price in ₹
The details of exercise price for stock options outstanding as at March 31, 2018 are:
CIESOP Plan	187-291.25	NA	275.5
The details of exercise price for stock options outstanding as at March 31, 2019 are:
CIESOP Plan	200.05-291.25	NA	279.2

In addition to the above, there were other share-based option plans of erstwhile Cairn India Limited, the outstanding options of which were ₹ Nil as at March 31, 2017 and the total expense recognized on account these share-based option plans for the year ended March 31, 2017, was ₹ 207 million.

Employee share option plan of Vedanta Resources Limited (earlier known as Vedanta Resources Plc)

The value of shares that are awarded to members of the Group is calculated by reference to the individual fixed salary and share-based remuneration consistent with local market practice. ESOP scheme of Vedanta Resources Limited is both tenure and performance based share schemes. The options are indexed to and settled by Parent’s shares (Vedanta Resources Limited shares as defined in the scheme). The options have a fixed exercise price denominated in Parent’s functional currency (10 US cents per share), the performance period of each option is three years and is exercisable within a period of six months from the date of vesting beyond which the option lapses.

During the current year, through an open offer all the outstanding equity settled options were bought back by Vedanta Resources Limited’s parent, Volcan Investments Limited. On account of delisting of Vedanta Resources Limited, the cash based options were also early settled. The accelerated charge on account of early settlement of both the equity settled and cash settled options was recognised in the Consolidated Statement of Profit and Loss.

Amount recovered by the Parent and recognised by the Group for the year ended March 31, 2017, March 31, 2018 and March 31, 2019 is ₹ 628 million, ₹ 527 million and ₹ 150 million ($ 2 million) respectively. The Group considers these amounts as not material and accordingly has not provided further disclosures.

During the previous year, the Group has awarded certain cash settled share based options indexed to Parents’ shares (Vedanta Resources Limited shares) / shares of its subsidiaries, as applicable. The total expense recognised on account of cash settled share based plan during the year ended March 31, 2018 and March 31, 2019 is ₹ 220 million and ₹ 206 million ($ 3 million) respectively and the carrying value of cash settled share based compensation liability as at March 31, 2018 and March 31, 2019 is ₹ 239 million and ₹ 343 million ($ 5 million) respectively

Out of the total expense of ₹ 1,215 million and ₹ 1,186 million ($ 17 million) pertaining to equity settled options and cash settled options for the year ended March 31, 2018 and March 31, 2019 respectively, the Group has capitalised ₹ 38 million and ₹ 10 million ($ 0 million) expense for the year ended March 31, 2018 and March 31, 2019 respectively.